Income Tax (Details) - Schedule of Valuation Allowance of Deferred Tax Asset - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Valuation Allowance of Deferred Tax Asset [Abstract]
Balance at beginning of the year	$ 10,497,506	$ 8,430,810	$ 919,935
Additions of valuation allowance	7,451,427	2,825,896	7,827,672
Foreign currency translation adjustments	(344,518)	(759,200)	(316,797)
Balance at end of the year	$ 17,604,415	$ 10,497,506	$ 8,430,810